BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Disclosure Details Of Consideration Paid Or Payable In Respect Of Business Combination
The purchase price for RAY Enterprise consisted of a fixed cash payment, Deferred Consideration and Contingent Consideration, as follows:

In thousands of US$
Cash paid	638
Deferred consideration	1,058
Contingent consideration	833
Purchase Price	2,529

Disclosure of detailed information about business combination
The purchase price allocation for this acquisition was as follows:

In thousands of US$
Net book value of assets acquired	877
Right of Use Asset Uplift	1,610
Deferred Tax Liability	(373)
Non-controlling Interest	(203)
Goodwill	618
Purchase Price	2,529
The cash flow resulted from this acquisition is as follows:

In thousands of US$
Cash acquired	950
Cash paid	(638)
Net cash acquired with the subsidiary	312

Disclosure of shares outstanding	The following table summarizes Selina's Ordinary Shares outstanding as of October 27, 2022 (Effective Time):

	Shares	%
BOA	6,703,999	6.9%
Existing Selina Shareholders (post subdivision)	82,261,678	85.3%
PIPE Shares & Payables Settlement Shares	7,125,000	7.4%
BCA Bridge Loan Warrants	375,000	0.4%
Total Selina Ordinary Shares outstanding at closing	96,465,677	100.0%
SHARE CAPITAL

	Issued and outstanding
	December 31,
	2022	2021
	(In thousands of US$)
Ordinary shares of $0.01 each	—	4
Series A shares of $0.01 each	—	156
Series B shares of $0.01 each	—	44
Series C shares of $0.01 each	—	32
Ordinary shares of $0.005064 each (after Redesignation and Subdivision)	488	—
	488	236

Disclosure of share listing expense	In accordance with IFRS 2, Selina Hospitality PLC recorded a one-time non-cash expense of $74,426 thousand, recognized as a share listing expense in the Consolidated Statement of Profit or Loss for the year ended December 31, 2022, based on the excess of the fair value of Selina Hospitality PLC shares issued considering a fair value of $9.75 per share (price of Selina Hospitality PLC shares at the Closing Date) over the fair value of BOA's identifiable net assets acquired:

	Amount	Number of Shares
	(In thousands)
(a) Shares issued to BOA shareholders		6,703,999
(b) Opening price of Selina shares on NASDAQ as of October 27, 2022	10
(c) Fair value of Selina shares issued to BOA shareholders	65,364
(d) BOA cash in trust	6,983
(e) BOA other assets	95
(f) BOA liabilities	(16,140)
(g) Net assets of BOA (d + e + f)	(9,062)
IFRS 2 Listing expenses (c – g)	74,426